Organization, Consolidation and Presentation Of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	1,895	2,313	332
Short-term investments	2,912	1,892	272
Accounts receivable, net	3,750	5,023	722
Others	4,275	5,759	827

Total current assets	12,832	14,987	2,153

Fixed assets, net	4,183	3,839	551
Intangible assets, net	4,032	3,076	442
Long-term investments, net	18,923	21,825	3,135
Operating lease right-of-use assets	—	6,525	937
Others	12,639	12,325	1,770

Total non-current assets	39,777	47,590	6,835

Total	52,609	62,577	8,988

Liabilities
Accounts payable and accrued liabilities	13,889	15,774	2,266
Customer deposits and deferred revenue	3,704	4,841	695
Operating l ease liabilities	—	2,110	303
Others	1,219	1,967	283

Total current third-party liabilities	18,812	24,692	3,547
Operating l ease liabilities	—	4,227	607
Others	2,417	2,068	297
Total non-current third-party liabilities	2,417	6,295	904
Amounts due to the Company and its non-VIE subsidiaries, net	22,398	17,121	2,459

Total	43,627	48,108	6,910

Certain
figures
included in “Third-party liabilities” and “Inter-company liabilities” have been reclassified to “Amounts due to the Company and its non-VIE subsidiaries” in the table above to conform to the current year presentation.

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	29,208	33,992	51,988	7,468
Net loss	(626)	(6,834)	(2,950)	(424)
Net cash provided by operating activities	3,698	2,396	1,649	237
Net cash used in by investing activities	(5,725)	(16,674)	(4,829)	(694)
Net cash provided by financing activities	2,985	11,916	3,604	518